Other Current Liabilities - Summary of Other Current Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Miscellaneous current liabilities [abstract]
Contract liabilities	$ 865.3	₨ 65,586.5	₨ 57,359.3
Statutory dues	546.7	41,437.5	37,296.9
Others	16.1	1,218.0	2,508.4
Total	$ 1,428.1	₨ 108,242.0	₨ 97,164.6